Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Schedule of Secondary Offering, Capital Stock and Series of Shares

Following the secondary offering, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,048,108	Ps.	7,962,984
Class B	5,200,000		19,569
Class C	47,518,697		330,475
Total	114,766,805	Ps.	8,313,028